Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate to the Company’s Effective Tax Rates	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Summary Of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(31.20%)	(17.80%)
Change in fair value of derivative liability – forward purchase agreement	2.10%	0.80%
Non-deductible transaction costs	4.80%	0.00%
Change in valuation allowance	3.30%	2.20%
Income tax provision	0.00%	6.20%